INTANGIBLE ASSETS (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning of period	$ 18,317
Balance at end of period	19,158	$ 18,317
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning of period	23,749	25,242
Additions	163	373
Acquisitions through business combinations	804	21
Dispositions	(190)	(596)
Assets reclassified as held for sale	(248)	0
Foreign currency translation	1,175	(1,291)
Balance at end of period	25,453	23,749
Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at beginning of period	(5,432)	(4,396)
Amortization and impairment expense	(792)	(1,590)
Dispositions	104	289
Assets reclassified as held for sale	102	0
Foreign currency translation	(277)	265
Balance at end of period	$ (6,295)	$ (5,432)